PARTNERS' CAPITAL (Tables)	3 Months Ended
Mar. 31, 2015
Limited Partners' Capital Account [Line Items]
Schedule of Partner Units Activity
A rollforward of the number of common limited partner, subordinated limited partner and general partner units follows.

	Common	Subordinated	General partner	Total
Units, January 1, 2015	34,426,513	24,409,850	1,200,651	60,037,014
Units issued under SMLP LTIP (1)	68,955	—	—	68,955
Units, March 31, 2015	34,495,468	24,409,850	1,200,651	60,105,969
__________
(1) Net of 19,175 units withheld to meet minimum statutory tax withholding requirements
On May 13, 2015, we completed an underwritten public offering of 6,500,000 common units at a price of $30.75 per unit pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC (the "May 2015 Equity Offering"). Concurrent therewith, our general partner made a capital contribution to us to maintain its 2% general partner interest.

Details of Cash Distributions
Details of cash distributions declared in 2015 follow.

Attributable to the quarter ended	Payment date	Per-unit distribution	Cash paid to common unitholders	Cash paid to subordinated unitholders	Cash paid to general partner	Cash paid for IDRs	Total distribution
		(In thousands, except per-unit amounts)
December 31, 2014	February 13, 2015	$0.5600	$19,279	$13,670	$702	$1,442	$35,093

Red Rock Gathering Company, LLC
Limited Partners' Capital Account [Line Items]
Calculation of capital distribution and its allocation to partners' capital
The calculation of the capital distribution and its allocation to partners' capital follow (in thousands).

Summit Investments' net investment in Red Rock Gathering		$241,817
Total cash consideration paid to a subsidiary of Summit Investments		307,941
Excess of purchase price over acquired carrying value of Red Rock Gathering		$(66,124)

Allocation of capital distribution:
General partner interest	$(1,323)
Common limited partner interest	(37,910)
Subordinated limited partner interest	(26,891)
Partners' capital allocation		$(66,124)